Borrowed Funds and Subordinated Debentures (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt
The following table presents the period-end and average balances of borrowed funds and subordinated debentures for the past three years with resultant rates:

	2017		2016		2015
(In thousands)	Amount	Rate	Amount	Rate	Amount	Rate
FHLB borrowings and repurchase agreements:
At December 31,	$260,000	1.59%	$106,000	1.83%	$77,000	2.66%
Year-to-date average	110,420	1.75	88,754	2.21	57,187	3.72
Maximum outstanding	260,000		106,000		140,000
Repurchase agreements:
At December 31,	$15,000	3.67%	$15,000	3.67%	$15,000	3.67%
Year-to-date average	15,000	3.67	15,000	3.67	15,000	3.67
Maximum outstanding	15,000		15,000		15,000
Subordinated debentures:
At December 31,	$10,310	2.40%	$10,310	2.40%	$15,465	1.98%
Year-to-date average	10,310	2.40	11,099	2.35	15,465	1.87
Maximum outstanding	10,310		15,465		15,465

Schedule of Maturities of Term Debt
The following table presents the expected maturities of borrowed funds and subordinated debentures over the next five years:

(In thousands)	2018	2019	2020	2021	2022	Thereafter	Total
FHLB borrowings and repurchase agreements	$220,000	$—	$30,000	$10,000	$—	$—	$260,000
Other repurchase agreements	15,000	—	—	—	—	—	15,000
Subordinated debentures	—	—	—	—	—	10,310	10,310
Total borrowings	$235,000	$—	$30,000	$10,000	$—	$10,310	$285,310

Outstanding Interest Rate Swap Agreements Used to Hedge Variable Rate Debt
A summary of the Company’s outstanding interest rate swap agreements used to hedge variable rate debt at December 31, 2017 and 2016, respectively is as follows:

(In thousands, except %ages and years)	2017	2016
Notional amount	$60,000	$60,000
Weighted average pay rate	1.26%	1.43%
Weighted average receive rate	1.03%	0.67%
Weighted average maturity in years	3.36	4.24
Unrealized gains relating to interest rate swaps	$1,407	$1,204